Bank Loan Payables	6 Months Ended
Jun. 30, 2025
Bank Loan Payables [Abstract]
Bank Loan Payables

11. Bank Loan Payables

Bank loan payables represented amount due to various banks and trust company maturing within one or over one year. The principal of the borrowing is due at maturity. Bank loan payables consisted of the following:

	As of June 30, 2025	As of December 31, 2024
WeBank Co., Ltd. (“WeBank”)	$5,654	$39,547
Xinwang Bank	18,343	32,006
Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”)	-	17,981
China Minsheng Bank Corp., Ltd. (“Minsheng Bank”)	4,642	27,811
Total bank loan payables (current and non-current)	$28,639	$117,345
Bank	Loan Agreement Date	Loan Amount	Interest Rate	Maturity Date	Guaranteed by	Balance at June 30, 2025	Balance at December 31, 2024
WeBank	2023-03-03	98,560	14.26%	2025-02-24	*Peng Yao, the legal representative of Yifang	-	9,133
	2023-03-16	21,120	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	2,569
	2023-03-16	33,792	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	5,137
	2023-03-20	42,240	8.82%	2025-03-24	Peng Yao, the legal representative of Yifang	-	4,110
	2023-08-24	24,077	11.16%	2025-08-24	Peng Yao, the legal representative of Yifang	1,989	7,809
	2023-09-25	29,568	12.78%	2025-09-22	Xingbo Wang, the legal representative of Gongwuyuan	3,665	10,789
NanYue Bank	2023-03-16	98,560	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	11,987
	2023-03-16	49,280	8.35%	2025-03-24	Peng Yao, the legal representative of Yifang	-	5,994
China Minsheng Bank	2023-03-20	78,848	8.82%	2025-03-24	Peng Yao, the legal representative of Yifang	-	9,590
	2023-08-24	56,179	11.16%	2025-08-24	Peng Yao, the legal representative of Yifang	4,642	18,221
Xinwang Bank	2024-01-17	56,163	18.00%	2026-01-17	NA	18,343	32,006
Total bank loan payables						$28,639	$117,345
Current portion of bank loan payables						$28,639	$117,345

*	Xingbo Wang, a related party of the Company, serves as the legal representative of Gongwuyuan. Peng Yao, a related party of the Company, serves as the legal representative of Yifang.

For the six months ended June 30, 2025, the weighted average annual interest rate for the bank loans was approximately 8.19%. Interest expense for the above-mentioned loans amounted to $4,644 and $23,955 during the six months ended June 30, 2025 and 2024, respectively.

As of June 30, 2025, the future minimum bank loan payments to be paid by year are as follows:

Year Ending	Amount
June 30, 2026	$29,888
Less: Imputed interest	(1,249)
Total Bank loan payable	$28,639